Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	5/15/2013
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$70,279,919.26	0.2245365	$32,039,974.51	0.1023641	$38,239,944.75
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$780,739,919.26	0.5764215	$742,499,974.51	0.5481889	$38,239,944.75

Weighted Avg. Coupon (WAC)	4.60%		4.59%
Weighted Avg. Remaining Maturity (WARM)	42.16		41.36
Pool Receivables Balance	$824,641,255.91		$785,459,578.21
Remaining Number of Receivables	64,391		62,576

Adjusted Pool Balance	$808,033,881.93		$769,793,937.18

III. COLLECTIONS

Principal:
Principal Collections	$38,156,465.88
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$881,594.02
Total Principal Collections	$39,038,059.90

Interest:
Interest Collections	$3,128,328.74
Late Fees & Other Charges	$54,609.18
Interest on Repurchase Principal	$-
Total Interest Collections	$3,182,937.92

Collection Account Interest	$1,470.41
Reserve Account Interest	$288.38
Servicer Advances	$-

Total Collections	$42,222,756.61

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	5/15/2013
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$42,222,756.61
Reserve Account Release					$-
Total Available for Distribution					$42,222,756.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$687,201.05		$687,201.05	$687,201.05
Collection Account Interest					$1,470.41
Late Fees & Other Charges					$54,609.18
Total due to Servicer					$743,280.64

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$32,211.63		$32,211.63
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$434,404.13		$434,404.13	$434,404.13

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$40,881,426.92

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$38,239,944.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,239,944.75
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,239,944.75		$38,239,944.75
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$38,239,944.75		$38,239,944.75

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,641,482.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,607,373.98
Beginning Period Amount	$16,607,373.98
Current Period Amortization	$941,732.95
Ending Period Required Amount	$15,665,641.03
Ending Period Amount	$15,665,641.03
Next Distribution Date Amount	$14,756,730.17

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2013
Distribution Date	5/15/2013
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	3.38%	3.55%	3.55%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.89%	61,879	98.60%	$774,485,678.58
30 - 60 Days	0.88%	550	1.08%	$8,473,458.93
61 - 90 Days	0.19%	121	0.26%	$2,080,081.68
91 + Days	0.04%	26	0.05%	$420,359.02
		62,576		$785,459,578.21
Total
Delinquent Receivables 61 + days past due	0.23%	147	0.32%	$2,500,440.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.18%	116	0.24%	$1,954,984.51
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	140	0.28%	$2,378,871.37
Three-Month Average Delinquency Ratio	0.21%		0.28%

Repossession in Current Period		47		$820,824.19
Repossession Inventory		71		$589,684.45

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,025,211.82
Recoveries				$(881,594.02)
Net Charge-offs for Current Period				$143,617.80

Beginning Pool Balance for Current Period				$824,641,255.91

Net Loss Ratio				0.21%
Net Loss Ratio for 1st Preceding Collection Period				0.34%
Net Loss Ratio for 2nd Preceding Collection Period				0.65%
Three-Month Average Net Loss Ratio for Current Period				0.40%

Cumulative Net Losses for All Periods				$5,810,964.64
Cumulative Net Losses as a % of Initial Pool Balance				0.42%

Principal Balance of Extensions				$3,092,110.32
Number of Extensions				175

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